Capital Stock, Warrants and Stock Options - Schedule of Stock Option Issued and Outstanding (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Number of options outstanding	7,580,159	287,100	287,100
Number of options vested (exercisable)	722,500
Grant date fair value	$ 2,229,846
Stock Options One [Member]
Weighted average remaining contractual life (years)	1 year 10 months 3 days
Number of options outstanding	40,000
Number of options vested (exercisable)	40,000
Grant date fair value	$ 217,274
Stock Options One [Member] | CAD [Member]
Exercise price	$ 10.00
Stock Options Two [Member]
Weighted average remaining contractual life (years)	2 years 5 months 9 days
Number of options outstanding	7,500
Number of options vested (exercisable)	7,500
Grant date fair value	$ 40,739
Stock Options Two [Member] | CAD [Member]
Exercise price	$ 16.50
Stock Options Three [Member]
Weighted average remaining contractual life (years)	4 years 3 months 26 days
Number of options outstanding	1,575,000
Number of options vested (exercisable)	675,000
Grant date fair value	$ 435,069
Stock Options Three [Member] | CAD [Member]
Exercise price	$ 0.60
Stock Options Four [Member]
Weighted average remaining contractual life (years)	4 years 9 months 22 days
Number of options outstanding	5,957,659
Number of options vested (exercisable)
Grant date fair value	$ 1,536,764
Stock Options Four [Member] | CAD [Member]
Exercise price	$ 0.55